Reorganization Items (Tables)	12 Months Ended
Dec. 31, 2016
Reorganizations [Abstract]
Reorganization Items [Abstract]

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Professional fees	$2	$8	$3	$78
DIP Facility financing costs	—	—	—	19
BCA Commitment Premium	—	—	—	30
Net gain on reorganization adjustments	—	—	—	(1,722)
Net gain on fresh start adjustments	—	—	—	(377)
Total	$2	$8	$3	$(1,972)